Investment in Affiliates - Navios Midstream Revised (Details) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended			7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 16, 2017 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	May 05, 2017 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 18, 2015 USD ($) $ / shares shares	Jul. 29, 2016 USD ($)	Sep. 30, 2016 USD ($) shares	Nov. 30, 2014 USD ($) shares	Dec. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($)	Nov. 18, 2014 USD ($)
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility					$ 49,764	$ 0
Carrying amount of investment in Navios Midstream		$ 129,286			129,286							$ 196,695
Equity/ (loss) in net earnings of affiliated companies		(57,728)	$ 3,731		$ (54,960)	8,622
Navios Midstream Revised
Investments In And Advances To Affiliates [Line Items]
Number of vessel-owning companies acquired										4
Navios Midstream IPO net proceeds										$ 110,403
Proceeds from loan facility										$ 104,451
Navios GP LLC general partner interest in Navios Midstream					2.00%					2.00%
Limited partnership interest					57.00%
Carrying amount of investment in Navios Midstream		117,990			$ 117,990		$ 27,665					184,834	$ 183,141
Unamortized difference of investment		20,372			20,372		2,554					$ 21,221	20,169
Equity/ (loss) in net earnings of affiliated companies		993	3,442		3,452	7,946
Dividends received from affiliates		5,326	$ 5,320		10,649	$ 10,640
Total market value of the investment		117,990			117,990
Maximum Aggregate Offering Price For Issuance Of Limited Partner Interests								$ 25,000
General partnership interests | shares | shares	6,446			412					5,655		1,143
Loss recognised as a result of the issuance of common units of Navios Midstream		(5)			(54)
Equity/ (loss) in net earnings of affiliated companies		$ 59,104			$ 59,104
Aggregate consideration for general partner interests	$ 79			$ 5					$ 75		$ 14
Navios Midstream Revised | Credit Suisse AG
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity										$ 126,000
Navios Midstream Revised | Intangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment							(72)						(332)
Navios Midstream Revised | Tangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment							$ 2,626						$ 20,501
Navios Midstream Revised | Subordinated Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares | shares										9,342,692
Limited partnership interest					43.70%
Navios Midstream Revised | Common Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares | shares										1,242,692
Limited partnership interest					5.80%
Navios Midstream Revised | General Partner Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares | shares							32,509			381,334
Proceeds from issuance of general partner units							$ 551
Navios Midstream Revised | Subordinated Series A Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares | shares							1,592,920
Limited partnership interest					7.50%
Share price | $ / shares							$ 17.02
Investment in affiliates received upon sale of vessels							$ 27,111